PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Remeasurement Recognized in OCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) from demographic assumptions	$ 163	$ 1,052	$ 1,131
Actuarial gains (losses) from financial assumptions	5,186	(3,989)	(1,901)
Experience (losses) gains	(266)	(2,077)	(1,383)
Return on plan assets (excluding amounts included in net interest expense)	(2,369)	5,591	1,705
Total amounts recognized in OCI	2,714	577	(448)
Other Plans
Disclosure of defined benefit plans [line items]
Actuarial gains (losses) from demographic assumptions	(21)	565	21
Actuarial gains (losses) from financial assumptions	210	(133)	(141)
Experience (losses) gains	113	(707)	835
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Total amounts recognized in OCI	$ 302	$ (275)	$ 715